LIQUIDITY AND CAPITAL RESOURCES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Working Capital Information [Abstract]
LIQUIDITY AND CAPITAL RESOURCES
3. LIQUIDITY AND CAPITAL RESOURCES

Cash resources as of June 30, 2016 were approximately $0.9 million, compared to approximately $0.1 million as of December 31, 2015. Based on resources at June 30, 2016 and the current plan of expenditure for continuing the development of the Company’s current product, the Company believes that its existing capital resources, including the proceeds resulting from the sale of common stock and warrants pursuant to the Purchase Agreement (see Note 10, below), are only sufficient to fund its operations into December 2016. The Company is therefore in immediate need of additional capital to fund its continuing operations beyond such period. Further, the Company will need substantial additional capital in order to complete the development and obtain regulatory approval of its product candidates, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or from a transaction in which it would license rights to its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The long-term success of the Company depends on its ability to develop new products to the point of regulatory approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional capital either by selling shares of its stock or other securities, issuing additional indebtedness or by licensing the rights to one or more of its product candidates to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s product candidates, acquire rights to additional product candidates and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations into December 2016 and beyond, management can provide no assurances that the Company will be successful in raising sufficient funds. If the Company is not successful, it may be required to discontinue its operations.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company. Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the in ability of the Company to continue as a going concern.

2. LIQUIDITY AND CAPITAL RESOURCES

Cash resources as of December 31, 2015 were approximately $0.1 million, compared to approximately $7.9 million as of December 31, 2014. Based on resources at December 31, 2015, including the proceeds received from its recent financing transactions and the current plan of expenditure for continuing the development of the Company’s current product, the Company believes that it has sufficient capital to fund its operations through approximately May 2016. The Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or from a transaction in which it would license rights to its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The long-term success of the Company depends on its ability to develop new products to the point of regulatory approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional capital either by selling shares of its stock or other securities, issuing additional indebtedness or by licensing the rights to one or more of its product candidates to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s product candidates, acquire rights to additional product candidates and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations through May 2016 and beyond, management can provide no assurances that the Company will be successful in raising sufficient funds.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company. Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.